Financial Investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets	$ 2,923,319	$ 2,948,360
Financial investments - measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	339,193	294,437
Financial investments - measured at fair value through other comprehensive income | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	112,705	102,438
Financial investments - measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	224,496	190,119
Financial investments - measured at fair value through other comprehensive income | Equity securities
Disclosure of financial assets [line items]
Financial assets	1,569	1,447
Financial investments - measured at fair value through other comprehensive income | Other instruments
Disclosure of financial assets [line items]
Financial assets	423	433
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	153,973	148,326
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	22,148	30,733
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	131,825	117,593
Financial investments
Disclosure of financial assets [line items]
Financial assets	$ 493,166	$ 442,763